Operating segments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Operating Segments [Abstract]
Summary of Information About Reportable Segments
(a)	Information about reportable segments:

Year ended March 31, 2019:

	Nutraceutical	Cannabis	Corporate	Total

Revenue from external sales and royalties	$24,429,592	$12,450		$24,442,042
Gross margin	7,601,998	12,450		7,614,448

Research and development expenses net of credits and grants	(488,152)	(6,723,401)		(7,211,553)
Selling, general and administrative expenses	(4,524,704)	(1,846,031)		(6,370,735)
Segment income (loss) from operating activities before corporate expenses	2,589,142	(8,556,982)		(5,967,840)

Unallocated costs:
Corporate general and administrative expenses			$(8,914,981)	(8,914,981)
Litigation provisions			(7,930,383)	(7,930,383)
Net finance costs			(208,484)	(208,484)
Income tax expense			(170,011)	(170,011)
Net loss				(23,191,699)

Depreciation and amortization	(718,519)	(2,125,727)	(212,076)	(3,056,322)
Stock-based compensation	(492,133)	(1,046,415)	(2,173,867)	(3,712,415)
Reportable segment assets	21,007,447	50,980,849	18,232,279	90,220,575
Reportable segment goodwill	6,750,626	—	—	6,750,626
Reportable segment liabilities	7,330,354	3,150,146	10,755,149	21,235,649

Year ended March 31, 2018:

					Inter-segment
	Nutraceutical	Cannabis	Cardiovascular	Corporate	eliminations	Total

Revenue from external sales and royalties	$27,645,582	$—	$—		$—	$27,645,582
Gross margin	6,324,292	—	—		—	6,324,292

Research and development expenses net of tax credits and grants	(2,732,015)	(2,969,553)	(9,591,506)		1,742,121	(13,550,953)
Selling, general and administrative expenses	(5,204,319)	(596,670)	(2,761,478)		—	(8,562,467)
Net gain on sale of assets	23,702,312	—	—		—	23,702,312
Segment income (loss) from operating activities before corporate expenses	22,090,270	(3,566,223)	(12,352,984)		1,742,121	7,913,184

Gain on loss of control of subsidiary	—	—	—	$8,783,613	—	8,783,613

Unallocated costs:
Corporate general and administrative expenses				(6,742,453)		(6,742,453)
Net finance costs				(2,255,161)		(2,255,161)
Income tax recovery				1,640,200		1,640,200
Net income						9,339,383

Depreciation and amortization	(1,816,815)	(1,054,170)	(2,005,019)	(407,999)	1,742,121	(3,541,882)
Stock-based compensation	(316,982)	(251,763)	(660,611)	(1,054,400)	—	(2,283,756)
Reportable segment assets	24,411,935	42,014,975	6,585,740	25,584,304	—	98,596,954
Reportable segment goodwill	6,750,626	—	—	—	—	6,750,626
Reportable segment liabilities	8,478,770	1,070,299	—	2,514,115	—	12,063,184

Summary of Revenue from Sales Based on Destination

Revenue is attributed to geographical locations based on the origin of customers’ location:

	Years ended
	March 31, 2019			March 31, 2018
	Nutraceutical	Royalties	Total revenues	Nutraceutical	Royalties	Total revenues

Canada	$8,606,834	$25,210	$8,632,044	$11,531,677	$425,853	$11,957,530
United States	12,513,336	1,253,816	13,767,152	12,275,503	1,051,260	13,326,763
Other countries	2,042,846	—	2,042,846	2,361,289	—	2,361,289
	$23,163,016	$1,279,026	$24,442,042	$26,168,469	$1,477,113	$27,645,582

The Corporation’s property, plant and equipment and intangible assets are mainly located in Canada.